Equity-Based Compensation - Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	5.20%	4.60%	4.70%
Dividend yield rate	0.00%	0.00%
Volatility	107.50%	55.30%	54.40%
Expected term (in years)	6 months	6 months	6 months
Weighted-average grant date fair value	$ 2.44	$ 7.08	$ 5.32
Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate		3.60%	3.90%	3.00%
Dividend yield rate		0.00%
Volatility		56.40%	62.20%	52.90%
Expected term (in years)		5 years 1 month 28 days	5 years 2 months 4 days	6 years 1 month 28 days
Weighted-average grant date fair value		$ 16	$ 13.65	$ 31.5
Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate			3.70%
Volatility			53.70%
Expected term (in years)			10 years
Weighted-average grant date fair value			$ 13